Convertible Notes (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Jun. 11, 2026	May 18, 2026	Dec. 19, 2025	Dec. 17, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 22, 2026
Short-Term Debt [Line Items]
Proceeds from Notes Payable						$ 2,249,124
Convertible notes, fair value					$ 1,006,515,000
Convertible notes payable					1,006,535,059	$ 129,017,286
Accrued interest expense					$ 2,081,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, convertible, conversion price					$ 71.51
Issuance of common shares					165,749
Fair value of convertible note					$ 11,852
Common Class A [Member]
Short-Term Debt [Line Items]
Debt instrument, convertible, conversion price	$ 12.53
Issuance of common shares	8,430,784			10,506,472
Price per share	$ 0.0001
Conversion of stock amount	$ 103,600,000
Common Class A [Member] | Sharon A I Pty Ltd [Member]
Short-Term Debt [Line Items]
Conversion of stock amount	$ 2,080,000.00
Convertible Notes [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable				$ 2,250,000
Convertible notes, interest rate			12.00%	10.00%
Convertible notes, maturity date				Dec. 17, 2026
Debt instrument, convertible, conversion price				$ 6.00
Convertible notes, principal amount			$ 103,400,000
Convertible notes, interest rate increase			15.00%
Convertible notes, term			24 months
Convertible notes, fair value			$ 129,400,000
December Two Thousand Twenty Five Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes, interest rate			12.00%	10.00%
Convertible notes, maturity date				Dec. 17, 2026
Debt instrument, convertible, conversion price				$ 6.00
Convertible notes, principal amount			$ 103,700,000
Convertible notes, interest rate increase			15.00%
Convertible notes payable				$ 2,250,000
May Two Thousand Twenty Six Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes, interest rate		6.00%
Convertible notes, maturity date		May 01, 2031
Debt instrument, convertible, conversion price		$ 48.24
Convertible notes, principal amount		$ 350,000,000
Repurchase percentage		100.00%
June Two Thousand Twenty Six Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes, interest rate								4.75%
Debt instrument, convertible, conversion price								$ 99.66
Convertible notes, principal amount								$ 700,000,000